Consolidated Statements Of Cash Flows - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings	$ 506.1	$ 758.4	$ 2,553.7	$ 3,357.4	$ 2,598.4
Less: earnings from discontinued operations, net of income taxes	22.3	172.6	400.3	1,610.7	959.7
Net earnings from continuing operations	483.8	585.8	2,153.4	1,746.7	1,638.7
Noncash items:
Depreciation	139.5	128.5	545.0	484.0	448.9
Amortization	166.1	139.2	583.1	396.8	269.2
Stock-based compensation expense	33.6	29.6	129.8	103.8	84.7
Pretax loss on early extinguishment of borrowings			178.8	0.0	0.0
Pretax gain on sales of investments	0.0	223.4	223.4	12.4	122.6
Change in deferred income taxes			(383.9)	(184.2)	201.9
Change in trade accounts receivable, net	168.3	83.5	(183.1)	0.8	(42.7)
Change in inventories	(56.9)	(85.6)	9.4	146.5	68.8
Change in trade accounts payable	(90.9)	(116.0)	78.1	50.3	79.7
Change in prepaid expenses and other assets	59.4	47.1	(62.4)	(68.9)	(144.8)
Change in accrued expenses and other liabilities	(342.7)	18.4	262.7	168.8	189.4
Total operating cash provided by continuing operations	560.2	607.1	3,087.5	2,832.2	2,671.2
Total operating cash provided by discontinued operations	0.0	165.7	434.3	969.6	1,087.2
Net cash provided by operating activities	560.2	772.8	3,521.8	3,801.8	3,758.4
Cash flows from investing activities:
Cash paid for acquisitions	0.0	(94.7)	(4,880.1)	(14,247.8)	(2,839.4)
Payments for additions to property, plant and equipment	(158.6)	(122.6)	(589.6)	(512.9)	(465.4)
Payments for purchases of investments			0.0	(87.1)	0.0
Proceeds from sales of investments	0.0	264.8	264.8	43.0	167.1
All other investing activities	(5.1)	0.0	31.7	66.3	16.5
Total investing cash used in continuing operations	(163.7)	47.5	(5,173.2)	(14,738.5)	(3,121.2)
Total investing cash used in discontinued operations	0.0	(39.2)	(69.8)	(212.5)	(323.1)
Net cash used in investing activities	(163.7)	8.3	(5,243.0)	(14,951.0)	(3,444.3)
Cash flows from financing activities:
Proceeds from the issuance of common stock	20.5	43.9	164.5	249.0	132.9
Payment of dividends	(86.6)	(92.7)	(399.8)	(354.1)	(227.7)
Payment for purchase of noncontrolling interests	64.4	0.0
Make-whole premiums to redeem borrowings prior to maturity			(188.1)	0.0	0.0
Net proceeds from borrowings (maturities of 90 days or less)	(434.9)	(1,077.1)	2,218.1	3,511.2	312.2
Proceeds from borrowings (maturities longer than 90 days)	0.0	262.3	3,240.9	5,682.9	0.0
Repayments of borrowings (maturities longer than 90 days)	0.0	(0.3)	(2,480.6)	(35.5)	(414.7)
All other financing activities	(25.3)	(26.7)	(27.0)	(3.3)	(20.9)
Total financing cash provided by (used in) provided by continuing operations			2,528.0	9,050.2	(218.2)
Cash distributions to Fortive Corporation, net			(485.3)	0.0	0.0
Net cash provided by (used in) financing activities	(590.7)	(890.6)	2,042.7	9,050.2	(218.2)
Effect of exchange rate changes on cash and equivalents	34.4	(17.0)	(148.6)	(115.8)	(205.5)
Net change in cash and equivalents	(159.8)	(126.5)	172.9	(2,214.8)	(109.6)
Beginning balance of cash and equivalents	963.7	790.8	790.8	3,005.6	3,115.2
Ending balance of cash and equivalents	803.9	664.3	963.7	790.8	3,005.6
Supplemental disclosure:
Shares redeemed through the distribution of the communications business, value			0.0	2,291.7	0.0
Distribution of noncash net assets to Fortive Corporation			(1,983.6)	0.0	0.0
Cash interest payments	48.2	76.0	212.0	126.0	118.0
Cash income tax payments	$ 142.3	$ 86.9	$ 767.0	$ 584.0	$ 569.0